LEASE - Total leases - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Short-term	$ 108,384
Long-term	188,497
Total lease liabilities	296,881
Operating lease liabilities, current	20,204	$ 9,810
Operating lease liabilities, noncurrent	116,846	25,714
Total operating lease liabilities	137,050	35,524
Finance lease liabilities, current	$ 88,180	$ 14,697
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance lease liabilities, noncurrent	$ 71,651	$ 14,372
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Total Finance lease liabilities	$ 159,831	$ 29,069